Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss from continuing operations before income taxes and equity in affiliates	$ (62,580)	$ (31,235)	$ (1,208)
Domestic Tax Authority [Member]
Loss from continuing operations before income taxes and equity in affiliates	(36,660)	(17,460)	(2,467)
Foreign Tax Authority [Member]
Loss from continuing operations before income taxes and equity in affiliates	$ (25,920)	$ (13,775)	$ 1,259